EVOLUTION OF PROVISIONS (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Legal Claims and Others [Member]
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 5,388,809		$ 12,437,589		$ 17,117,647
Inflation adjustment restatement	(3,011,831)		(10,155,785)		(9,803,912)
Additions	522,861	[1]	3,117,127	[2]	5,457,821	[3]
Uses	0		(10,122)		(137,309)
Decreases	(2,478,744)	[4]	0		(196,658)	[5]
Ending balance	421,095		5,388,809		12,437,589
Other Operating Results [Member]
Reconciliation of changes in other provisions [abstract]
Additions	153,154		1,526,033		2,420,188
Decreases	1,315,716
Financial Expenses [Member]
Reconciliation of changes in other provisions [abstract]
Additions	369,707		$ 1,591,094		$ 3,037,633
Decreases	$ 1,163,128

[1]	Ps. 153,154 are included in “Other operating results” and Ps. 369,707 in “Financial expenses”.
[2]	Ps. 1,526,033 are included in “Other operating results” and Ps. 1,591,094 in “Financial expenses”.
[3]	Ps. 2,420,188 are included in “Other operating results” and Ps. 3,037,633 in “Financial expenses”.
[4]	Ps. 1,315,716 are included in “Other operating results” and Ps. 1,163,128 in “Financial expenses”.
[5]	Included in “Other operating results”.